Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000311635
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND
INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Class A		Class B	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	none	[1]	none
[1]	Class A or Class C shares of the Fund that were obtained in exchange for Class A or Class C shares of another Lord Abbett Fund that were subject to a contingent deferred sales charge ("CDSC") of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Class A	Class B	Class C	Class I
Management Fees	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	none	0.75%	none	none
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.68%	1.43%	0.68%	0.68%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	69	218	379	847
Class B	646	752	982	1,509
Class C	69	218	379	847
Class I	69	218	379	847

If Shares Are Not Redeemed
Expense Example, No Redemption LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	69	218	379	847
Class B	146	452	782	1,509
Class C	69	218	379	847
Class I	69	218	379	847

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of  $1.00 in accordance with strict rules of the Securities and Exchange Commission ("SEC"). To pursue its objective, under normal conditions, the Fund invests substantially all of its assets in:

•	securities issued or guaranteed by the U.S. Government, including Treasury bills, notes, bonds and certificates of indebtedness;

•

securities issued by agencies or instrumentalities of the U.S. Government (collectively, "government-sponsored enterprises"), such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Agricultural Mortgage Corporation;

•

securities (which may include securities of private issuers) guaranteed by government-sponsored enterprises, including securities of private issuers guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") under the Debt Guarantee Program component of its Temporary Liquidity Guarantee Program; and

•	repurchase agreements involving the securities described above.

To maintain liquidity, the Fund will normally maintain at least 10% of its total assets in a combination of (i) direct obligations of the U.S. Government, (ii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day, and (iii) cash. The Fund may hold cash to meet this requirement or while looking for suitable investment opportunities. The Fund will maintain a dollar-weighted average portfolio maturity of 60 calendar days or less.

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in cash or cash equivalents in a temporary defensive manner. The Fund may also increase its investments in cash or cash equivalents in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increase in redemptions, or to satisfy other liquidity requirements.

The Fund generally will sell a security to satisfy redemption requests or increase cash or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or when selling the security would help manage the Fund's duration.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The Fund's yield may vary in response to changes in interest rates and other market factors. During periods when the Fund holds low-yielding securities, the Fund may have little or no net investment income and the Fund's yield may decline substantially.

•

Credit Risk: While the Fund may invest in securities issued by various government-sponsored enterprises that are supported by the full faith and credit of the U.S. Government (i.e., the payment of principal and interest on the securities is unconditionally guaranteed by the U.S. Government), the Fund may invest most of its assets in securities of government-sponsored enterprises that do not have such support. Such securities are not guaranteed by the U.S. Government, but instead are supported only by the credit of the government-sponsored enterprise itself, subject to the discretionary authority of the U.S. Treasury to purchase them. Because there is no assurance that the U.S. Government will provide financial support to government-sponsored enterprises that are not currently backed by its full faith and credit, a government-sponsored enterprise may fail to make timely payments of principal or interest, or may default on such payments. A security may decline in value if a government-sponsored enterprise becomes less creditworthy, even when interest rates are falling.

•

Mortgage-Related Securities Risk: Mortgage-related debt securities issued by government-sponsored enterprises may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations, due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations, due to a rise in market interest rates). These risks increase the Fund's overall interest rate risk.

•

Issuer Concentration Risk: Because the Fund may invest most of its assets in securities issued or guaranteed by a small number of government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, it may be more exposed to developments affecting an individual government-sponsored enterprise than a fund that invests more widely.

•

Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

•

Portfolio Management Risk: If the strategies used by the Fund's portfolio managers and their security selections fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares*

*	The year-to-date return for Class A shares as of September 30, 2011 was 0.01%.

Best Quarter 1st Q '01 +1.21%	Worst Quarter 2nd Q '09 0.00%

For the Fund's current 7-day yield, call toll-free 888-522-2388. The table below shows the Fund's Class A, B, C, and I performance over time. The Fund's average annual total returns for Class B shares include the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	0.02%	2.08%	1.76%
Class B	none	1.63%	1.30%
Class C	0.02%	2.08%	1.76%
Class I	0.02%	2.08%		2.11%	Oct 19, 2004
Lipper U.S. Government Money Market Fund Average (reflects no deduction for fees, expenses, or taxes)	0.02%	2.07%	1.84%	2.11%	Oct 31, 2004	[1]
[1]	Corresponds with Class I period shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	69
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	379
10 Years	rr_ExpenseExampleNoRedemptionYear10	847
Annual Return 2001	rr_AnnualReturn2001	3.15%
Annual Return 2002	rr_AnnualReturn2002	0.85%
Annual Return 2003	rr_AnnualReturn2003	0.26%
Annual Return 2004	rr_AnnualReturn2004	0.48%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	1.62%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	1.76%
Life of Class	rr_AverageAnnualReturnSinceInception
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	646
3 Years	rr_ExpenseExampleYear03	752
5 Years	rr_ExpenseExampleYear05	982
10 Years	rr_ExpenseExampleYear10	1,509
1 Year	rr_ExpenseExampleNoRedemptionYear01	146
3 Years	rr_ExpenseExampleNoRedemptionYear03	452
5 Years	rr_ExpenseExampleNoRedemptionYear05	782
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,509
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	1.30%
Life of Class	rr_AverageAnnualReturnSinceInception
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	69
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	379
10 Years	rr_ExpenseExampleNoRedemptionYear10	847
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	1.76%
Life of Class	rr_AverageAnnualReturnSinceInception
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	69
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	379
10 Years	rr_ExpenseExampleNoRedemptionYear10	847
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 19, 2004
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of  $1.00 in accordance with strict rules of the Securities and Exchange Commission ("SEC"). To pursue its objective, under normal conditions, the Fund invests substantially all of its assets in:

•	securities issued or guaranteed by the U.S. Government, including Treasury bills, notes, bonds and certificates of indebtedness;

•

securities issued by agencies or instrumentalities of the U.S. Government (collectively, "government-sponsored enterprises"), such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Agricultural Mortgage Corporation;

•

securities (which may include securities of private issuers) guaranteed by government-sponsored enterprises, including securities of private issuers guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") under the Debt Guarantee Program component of its Temporary Liquidity Guarantee Program; and

•	repurchase agreements involving the securities described above.

To maintain liquidity, the Fund will normally maintain at least 10% of its total assets in a combination of (i) direct obligations of the U.S. Government, (ii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day, and (iii) cash. The Fund may hold cash to meet this requirement or while looking for suitable investment opportunities. The Fund will maintain a dollar-weighted average portfolio maturity of 60 calendar days or less.

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in cash or cash equivalents in a temporary defensive manner. The Fund may also increase its investments in cash or cash equivalents in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increase in redemptions, or to satisfy other liquidity requirements.

The Fund generally will sell a security to satisfy redemption requests or increase cash or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or when selling the security would help manage the Fund's duration.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The Fund's yield may vary in response to changes in interest rates and other market factors. During periods when the Fund holds low-yielding securities, the Fund may have little or no net investment income and the Fund's yield may decline substantially.

•

Credit Risk: While the Fund may invest in securities issued by various government-sponsored enterprises that are supported by the full faith and credit of the U.S. Government (i.e., the payment of principal and interest on the securities is unconditionally guaranteed by the U.S. Government), the Fund may invest most of its assets in securities of government-sponsored enterprises that do not have such support. Such securities are not guaranteed by the U.S. Government, but instead are supported only by the credit of the government-sponsored enterprise itself, subject to the discretionary authority of the U.S. Treasury to purchase them. Because there is no assurance that the U.S. Government will provide financial support to government-sponsored enterprises that are not currently backed by its full faith and credit, a government-sponsored enterprise may fail to make timely payments of principal or interest, or may default on such payments. A security may decline in value if a government-sponsored enterprise becomes less creditworthy, even when interest rates are falling.

•

Mortgage-Related Securities Risk: Mortgage-related debt securities issued by government-sponsored enterprises may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations, due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations, due to a rise in market interest rates). These risks increase the Fund's overall interest rate risk.

•

Issuer Concentration Risk: Because the Fund may invest most of its assets in securities issued or guaranteed by a small number of government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, it may be more exposed to developments affecting an individual government-sponsored enterprise than a fund that invests more widely.

•

Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

•

Portfolio Management Risk: If the strategies used by the Fund's portfolio managers and their security selections fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	The year-to-date return for Class A shares as of September 30, 2011 was 0.01%.

Best Quarter 1st Q '01 +1.21%	Worst Quarter 2nd Q '09 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns for Class B shares include the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

For the Fund's current 7-day yield, call toll-free 888-522-2388. The table below shows the Fund's Class A, B, C, and I performance over time. The Fund's average annual total returns for Class B shares include the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund's current 7-day yield, call toll-free 888-522-2388.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888-522-2388
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Lipper U.S. Government Money Market Fund Average (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Life of Class	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 31, 2004	[2]

[1]	Class A or Class C shares of the Fund that were obtained in exchange for Class A or Class C shares of another Lord Abbett Fund that were subject to a contingent deferred sales charge ("CDSC") of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies.
[2]	Corresponds with Class I period shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011